Cover	Jun. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-50302
Entity Registrant Name	QXO, INC.
Entity Central Index Key	0001236275
Entity Tax Identification Number	16-1633636
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Five American Lane
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	888
Local Phone Number	998-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	QXO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	SilverSun Technologies, Inc.